Balances and Transactions with Related Parties and Affiliated Companies - Balances (Details) - MXN ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Balances
Account receivable with related party transaction	$ 378	$ 776
Other receivables	93	114
Other payables	1,845	2,711
BBVA Bancomer, S.A de C.V. | Bank loans and notes payables
Balances
Account payables with related party transactions	1,651	2,317
BBVA Bancomer, S.A de C.V. | Cash and cash equivalent
Balances
Assets balance with related party transaction	5,233	3,891
Grupo Financiero Scotiabank Inverlat SA
Balances
Assets balance with related party transaction	3,897	2,350
Account payables with related party transactions	124	65
Heineken Group | Accounts payable
Balances
Account payables with related party transactions	0	3,214
Heineken Group | Accounts receivable and other financial assets
Balances
Assets balance with related party transaction	0	2,455
The Coca-Cola company | Bank loans and notes payables and accounts payable
Balances
Account payables with related party transactions	$ 1,196	$ 1,248